RELATED PARTY TRANSACTIONS AND BALANCES - Balances with related parties (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties	$ 28,667	$ 30,075
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party	Related Party
Due to related parties	$ 3,566	$ 12,176
Other Liability, Current, Related Party [Extensible Enumeration]		Related Party
Related Party
RELATED PARTY TRANSACTIONS AND BALANCES
Prepayments		$ 215,689
Related Party | Ms. Wenxiu Zhong
RELATED PARTY TRANSACTIONS AND BALANCES
Due to related parties	3,566	3,546
Related Party | Anruitai Investment Limited
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties	$ 28,667	28,667
Others
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties		$ 1,408
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]		Related Party
Due to related parties		$ 8,630
Other Liability, Current, Related Party [Extensible Enumeration]		Related Party